CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 29, 2024
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS: Cash and cash equivalents consisted entirely of bank balances as at December 29, 2024 and December 31, 2023.